Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

13.    RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $0.1 million for the twelve months ended December 31, of 2011, 2010 and 2009. The expense charged to the Company for the deferred compensation program was less than $0.6 million, $0.5 million and $0.3 million for the twelve months ended December 31, of 2011, 2010 and 2009 respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company’s share of net expense for the pension plans was $1.5 million and $1.3 million in 2011 and 2010, respectively.

Prudential Insurance sponsors voluntary savings plans for its employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $0.7 million, $0.7 million and $0.5 million in 2011, 2010 and 2009, respectively.

The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance, or “COLI”, policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI contracts was $1.1 billion and at December 31, 2011 and $1.0 billion at December 31, 2010, respectively. Fees related to these COLI policies were $16 million, $25 million and $23 million for the years ending December 31, 2011, 2010 and 2009, respectively.

Reinsurance with Affiliates

Pruco Life

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable COLI policies with Pruco Life. Reinsurance recoverables related to this agreement were $7 million and $5 million as of December 31, 2011 and December 31, 2010, respectively. Fees ceded to Pruco Life were $8 million, $10 million, and $6 million for the years ended December 31, 2011, 2010, and 2009, respectively. Benefits ceded were $2 million, $1 million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, written prior to January 1, 2010, excluding My Term and ROP Term life insurance, through an automatic coinsurance agreement with PARCC. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $403 million and $360 million as of December 31, 2011 and December 31, 2010, respectively. Premiums ceded to PARCC in 2011, 2010 and 2009 were $125 million, $134 million and $140 million, respectively. Benefits ceded in 2011, 2010 and 2009 were $52 million, $53 million and $53 million, respectively. Reinsurance expense allowances, net of capitalization and amortization were $26 million, $29 million and $31 million for the years ended December 31, 2011, 2010 and 2009, respectively.

PAR TERM

The Company reinsures 95% of the risks under its term life insurance policies issued on or after January 1, 2010, excluding My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $28 million and $10 million as of December 31, 2011 and December 31, 2010, respectively. Premiums ceded to PAR TERM in 2011 and 2010 were $24 million and $11 million, respectively. Benefits ceded to PAR TERM in 2011 and 2010 were $4 million and less than $1 million, respectively. Reinsurance expense allowances, net of capitalization and amortization were $4 million and $2 million for the years ended December 31, 2011 and 2010, respectively.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. The reinsurance recoverables related to this agreement were $30 million and $31 million as of December 31, 2011 and December 31, 2010, respectively. Premiums and fees ceded to Prudential Insurance in 2011, 2010 and 2009 were $41 million, $58 million and $33 million respectively. Benefits ceded to Prudential in 2011, 2010 and 2009 were $42 million, $40 million and $29 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Pruco Reinsurance

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded to Pruco Reinsurance (“Pruco Re”) under these agreements which are included in “Realized investment (losses) gains, net” on the Statement of Operations and Comprehensive Income for the dates indicated.

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Pruco Reinsurance
Effective October 1, 2011
Highest Daily Lifetime Income (“HDI”)	9,369	-	-
Spousal Highest Daily Lifetime Income (“SHDI”)	2,973	-	-
Highest Daily Lifetime 6 Plus (“HD6 Plus”)	40,887	-	-
Spousal Highest Daily Lifetime 6 Plus (“SHD6 Plus”)	14,490	-	-
Effective Since 2006
Spousal Lifetime Five (“SLT5”)	$173	$167	$149
Effective Since 2005
Lifetime Five (“LT5”)	1,244	1,195	1,080

Total Pruco Reinsurance	$69,136	$1,362	$1,229

Effective October 1, 2011 the Company ceded the HDI, SHDI, HD6+ and SHD6+ benefits to Pruco Re, as noted in the table above. The Company paid an initial premium of $62.3 million and established a reinsurance recoverable of $30.7 million resulting in an initial ceding loss of $31.6 million, recognized in “realized gains (losses)” in 2011.

The Company’s reinsurance recoverables related to the above product reinsurance agreements were $54 million and $11 million as of December 31, 2011, and December 31, 2010, respectively. Realized gains (losses) were ($27) million, ($0.4) million and ($44) million for the years ended December 31, 2011, 2010 and 2009, respectively. Change in realized gains (losses) for 2011 includes the loss of reinsurance ceded in 2011 as noted above as well as changes in market conditions. Changes in realized gains (losses) for the 2010 and 2009 periods were primarily due to changes in market conditions in the period. The underlying assets as of December 31, 2011, and December 31, 2010 are reflected in “Reinsurance recoverables” in the Company’s Statement of Financial Position.

Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates

In 2009 when implementing a revision to the reinsurance treaties with PARCC and PAR TERM modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowances did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During second quarter 2011, the Company recorded the correction, charging $1 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income

Effective April 15, 2009, the Company amended an existing agreement to add AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, as a party whereas the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $12.3 million, $3.7 million, and $1.1 million for the years ended December 31, 2011, 2010, and 2009 respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders’ account balances invested in The Prudential Series Fund (“PSF”). Income received from Prudential Investments LLC, related to this agreement was $6.0 million, $5.7 million, and $5.0 million for the years ended December 31, 2011, 2010, and 2009 respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income (Loss).

Affiliated Asset Transfers

The Company buys and sells assets to and from affiliated companies.

In December 2010, the Company amended certain of its affiliated reinsurance treaties to change the settlement mode from monthly to annual. As a result of these treaty amendments, we were required to pay Prudential Insurance the premium difference that resulted. Settlement of the premium difference was made by transfer of securities that had an amortized cost of $19 million and a fair market value of $20 million. The difference between amortized cost and fair market value was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2010.

In December 2011, the Company purchased commercial loan securities from its parent company, Pruco Life. These securities had an amortized cost of $10 million and a fair market value of $11 million. The difference between amortized cost and fair market value of these transfers was accounted for as a decrease of $1 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold fixed maturity securities to its parent company, Pruco Life. These securities had an amortized cost of $13 million and a fair market value of $14 million. The difference between amortized cost and fair market of these transfers was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

Debt Agreements

The Company and its parent, Pruco Life, have an agreement with an affiliate, Prudential Funding, LLC, which allows it to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $200 million. The Company had $15 million in Pru Funding short term debt and $11 million in PFI short term debt as of December 31, 2011, and no short-term debt outstanding as of December 31, 2010.

On December 16, 2011 the Company entered into a series of four $11 million borrowings with Prudential Financial, totaling $44 million. The loans have fixed interest rates ranging from 2.65% to 3.61% and maturity dates staggered one year apart, from December 16, 2013 to December 16, 2016. The total related interest expense was $0.06 million for the year ended December 31, 2011.

Contributed Capital

In June 2011, the Company received a capital contribution from Pruco Life in the amount of $21 million to fund acquisition costs for sales of variable annuities.

In December 2011, the Company received a capital contribution from Pruco Life in the amount of $17 million to fund acquisition costs for sales of variable annuities.

Derivative Trades

In the ordinary course of business, the Company enters into over-the-counter (“OTC”) derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.